Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 07, 2018	Apr. 27, 2017	Nov. 08, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability recorded					$ 2,800
Gain on derivative liabilities	$ (2,830)	$ (2,830)	$ 0	$ (5,520)
Re-measurement of Fair Value		9,644	0	(1,775)
Settlement of contingent consideration		51,879	(1,380)	$ 0
Acquisition consideration payable	11,312	11,312	$ 53,209
Acquisition consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Re-measurement of Fair Value		9,600
Scilex Pharmaceuticals, Inc
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlement of contingent consideration		38,200
Acquisition consideration payable							$ 33,500
TNK Therapeutics | Virttu Biologics Limited
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlement of contingent consideration		11,300
Acquisition consideration payable	$ 9,900	9,900				$ 12,800
CARgenix Holding LLC | Membership interest purchase agreement | TNK Therapeutics
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlement of contingent consideration		$ 2,300